Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Summary of Activity in Sales Rebates and Discounts Liability

          The following table summarizes the activity in the sales rebates and discounts liability in the U.S.:

	Nine Months Ended September 30,

	2018	2017

Beginning balance	$114.8	$116.1
Reduction of revenue	154.2	184.9
Payments	(165.5)	(183.3)

Ending balance	$103.5	$117.7

Disaggregation of Revenue

          The following table summarizes our revenue disaggregated by product category:

	Nine Months Ended September 30,

	2018	2017

Companion Animal Disease Prevention	$603.9	$519.7
Companion Animal Therapeutics	211.1	181.8
Companion Animal Other	69.3	119.9
Food Animal Future Proten & Health	502.1	456.0
Food Animal Ruminants & Swine	881.1	857.3

Revenue	$2,267.5	$2,134.7